Contract Liabilities - Schedule of Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Contract Liabilities [Abstract]
At beginning of the financial year	$ 1,310,435	$ 168,365	$ 1,524,761
Receipts from customers	4,323,526	555,487	3,468,100
Revenue recognized during the year	(3,727,540)	(478,915)	(3,682,426)
At end of the financial year	$ 1,906,421	$ 244,937	$ 1,310,435